Stock Option Activity 2 (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Option Activity
Options outstanding, shares	2,766,438
Options outstanding, shares		2,766,438
Weighted Average exercise price
Options Outstanding, weighted average exercise price	$ 2.92
Options Outstanding, weighted average exercise price		$ 2.92
Share-Based Payment Arrangement [Member]
Stock Option Activity
Options outstanding, shares	2,766,438	1,622,938	315,938
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	270,000	1,193,500	1,307,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(652,375)	(50,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Options outstanding, shares	2,384,063	2,766,438	1,622,938
Weighted Average exercise price
Options Outstanding, weighted average exercise price	$ 2.92	$ 2.11
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	1.67	3.15	$ 1.95
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	1.85	2.62
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price
Options Outstanding, weighted average exercise price	3.07	2.92	2.11
Share-Based Payment Arrangement [Member] | Minimum [Member]
Exercise price per share
Stock Option Exercise price per share	1.84	1.84	2.72
Stock Option, Exercise Price, Increase	0.454	2.62	1.84
Stock Option, Exercise Price, Decrease	1.84	2.62
Stock Option Exercise price per share	0.454	1.84	1.84
Share-Based Payment Arrangement [Member] | Maximum [Member]
Exercise price per share
Stock Option Exercise price per share	5.10	2.96	2.96
Stock Option, Exercise Price, Increase	2.50	5.10	2.03
Stock Option, Exercise Price, Decrease	2.80
Stock Option Exercise price per share	$ 5.10	$ 5.10	$ 2.96